Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of due to a related party

As of March 31, 2025 and 2024, the balances of amounts due to a related party were as follows:

	As of March 31,
	2025	2024
	USD	USD
Due to a related party
Mr. Chi Kin Kelvin Yeung (a)	157,257	164,057

Total(1)	157,257	164,057

(1)	The balance represented the advances from a director. The amount was unsecured, interest-free and repayable on demand.

Schedule of related party transactions

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Substructure service revenue from a related party
Tak Wan Construction & Drilling Co., Limited (b)	-	60,407	—
Total	-	60,407	—

Repayment to a related party
Mr. Chi Kin Kelvin Yeung (a)	6,700	230,769	186,073

Total	6,700	230,769	186,073